Accounts Receivable, Net (Tables) - Trade receivables [member]	12 Months Ended
Dec. 31, 2017
Disclosure of Accounts Receivable, Net

	December 31, 2017		December 31, 2016
Trade receivables	Ps.	26,856	Ps.	22,177
Allowance for doubtful accounts		(1,375)		(1,193)
The Coca-Cola Company (see Note 14)		2,054		1,857
Loans to employees		128		229
Other related parties		—		254
Heineken Group (see Note 14)		999		1,041
Former shareholders of Vonpar (see Note 14)		1,219		—
Others		2,435		1,857

	Ps.	32,316	Ps.	26,222

Disclosure of Aging of Past Due But Not Impaired (Days Outstanding)

The carrying value of accounts receivable approximates its fair value as of December 31, 2017 and 2016.

Aging of past due but not impaired (days outstanding)
	December 31, 2017		December 31, 2016
60-90 days	Ps.	599	Ps.	610
90-120 days		269		216
120+ days		1,206		1,539

Total	Ps.	2,074	Ps.	2,365

Disclosure of Changes in Allowance for Doubtful Accounts

7.2 Changes in the allowance for doubtful accounts

	2017		2016		2015
Opening balance	Ps.	1,193	Ps.	849	Ps.	456
Allowance for the year		530		467		167
Charges and write-offs of uncollectible accounts		(400)		(418)		(99)
Addition from business combinations		86		94		401
Effects of changes in foreign exchange rates		(32)		201		(76)
Venezuela deconsolidation effect		(2)		—		—

Ending balance	Ps.	1,375	Ps.	1,193	Ps.	849